BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties
Balance at December 31, 2023:

	Executive officers	Certain shareholders

Receivables	$-	$186
Other payables	$557	$-

Balance at December 31, 2022:

	Executive officers	Certain shareholders

Receivables	$-	$6
Other payables	$331	$47

Schedule of Benefits to Related Parties

	Year ended December 31,
	2023	2022	2021

Compensation to directors not employed by the Company or on its behalf	$246	$262	$279
Share-based compensation to directors not employed by the Company or on its behalf	64	83	106
	$310	$345	$385

Number of directors that received the above compensation by the Company	6	7	6

Schedule of Benefits to Key Executive Personnel
	Year ended December 31,
	2023	2022	2021

Salary and related benefits	$2,441	$2,543	$2,429
Share-based compensation	869	231	731

	$3,310	$2,774	$3,160

Number of people that received salary and benefits	10	12	11

Schedule of Transactions Related Party
For the year ended December 31, 2023:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$3,475
Participation in research and development expenses	-	115
Research and development expenses	756	125
Sales and marketing expenses	1,185	-
General and administrative expenses	$1,369	$-
For the year ended December 31, 2022:

	Executive officers	Certain shareholders
Revenues	$-	$811
Other income	-	3,500
Participation in research and development expenses	-	1,898
Research and development expenses	570	297
Sales and marketing expenses	1,098	-
General and administrative expenses	$1,111	$-

For the year ended December 31, 2021:

	Executive officers	Certain shareholder
Revenues	$-	$329
Participation in research and development expenses	-	1,946
Research and development expenses	541	54
Sales and marketing expenses	1,210	-
General and administrative expenses	1,409	-
Financing expenses	$-	$212